Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,403,160
Previously Paid Amount	0.00
Total Fee Amount	1,712.88
Total Offset Amount	0.00
Net Fee	1,712.88
Narrative - Max Aggregate Offering Price	$ 12,403,160
Final Prospectus	true